Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 18, 2022	Dec. 21, 2021	Aug. 16, 2021	Jul. 30, 2021	Mar. 22, 2021	Oct. 26, 2020	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Business Acquisition [Line Items]
Goodwill							$ 155,998	$ 157,374	$ 155,617
Business acquisition, purchase price allocation, tax asset valuation allowance							$ 35,818	$ 10,083
Denross Limited
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price	$ 4,500
Business acquisition, cash payment	3,100	$ 650
Business acquisition, cash in reserves	750
Business acquisition, purchase price allocation, assumed liabilities	166
Goodwill	4,645
Business acquisition, purchase price allocation, deferred tax asset	496
Business acquisition, purchase price allocation, tax asset valuation allowance	496
Business acquisition, purchase price allocation, cash	4
Business acquisition, purchase price allocation, other receivables	3
Denross Limited | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets	14
Checkweight Limited
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price	1,500
Business acquisition, cash payment	1,250
Business acquisition, cash in reserves	250
Business acquisition, purchase price allocation, assumed liabilities	56
Goodwill	1,291
Business acquisition, purchase price allocation, deferred tax asset	5
Business acquisition, purchase price allocation, tax asset valuation allowance	5
Business acquisition, purchase price allocation, cash	4
Business acquisition, purchase price allocation, other receivables	4
Checkweight Limited | Franchise Rights Acquired
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets	240
Checkweight Limited | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets	$ 17
Weight Watchers of Maine, Inc.
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price			$ 2,250
Business acquisition, cash payment			1,999
Business acquisition, cash in reserves			225
Business acquisition, assumed net liabilities			26
Goodwill			2,153
Weight Watchers of Maine, Inc. | Franchise Rights Acquired
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets			41
Weight Watchers of Maine, Inc. | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets			$ 56
The WW Group, Inc.
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price					$ 17,500
Business acquisition, cash payment				$ 6,450	8,255
Business acquisition, cash in reserves					2,300
Business acquisition, assumed net liabilities					495
Business acquisition, purchase price allocation, inventories					162
Business acquisition, purchase price allocation, property and equipment					41
Business acquisition, purchase price allocation, other assets					4
The WW Group, Inc. | Franchise Rights Acquired
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, indefinite lived intangible assets					16,885
The WW Group, Inc. | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets					408
The WW Group Co.
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price					3,114
Business acquisition, cash payment					2,605
Business acquisition, cash in reserves					599
Business acquisition, assumed net assets					90
Business acquisition, purchase price allocation, inventories					6
Business acquisition, purchase price allocation, property and equipment					25
Business acquisition, purchase price allocation, other assets					1
The WW Group Co. | Franchise Rights Acquired
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, indefinite lived intangible assets					3,040
The WW Group Co. | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets					$ 42
Weight Watchers of Arizona, Inc. and Weight Watchers Imperial County, Inc.
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price						$ 10,000
Business acquisition, cash payment						10,037
Business acquisition, assumed net assets						37
Business acquisition, purchase price allocation, inventories						84
Business acquisition, purchase price allocation, property and equipment						131
Business acquisition, purchase price allocation, current assets, other						12
Weight Watchers of Arizona, Inc. and Weight Watchers Imperial County, Inc. | Franchise Rights Acquired
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, indefinite lived intangible assets						9,546
Weight Watchers of Arizona, Inc. and Weight Watchers Imperial County, Inc. | Customer Relationship
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, finite lived intangible assets						$ 227